Summary of accounting policies (Tables)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Breakdown of Office buildings, land, equipment and facilities

	Millions of yen
	March 31
	2018	2019
Land	¥67,103	¥49,474
Office buildings	98,966	103,423
Equipment and facilities	45,164	75,206
Software	127,678	121,245
Construction in progress	73	17

Total	¥338,984	¥349,365

Schedule of estimated useful lives for significant asset classes

Office buildings	5 to 50 years
Equipment and facilities	2 to 20 years
Software	Up to 5 years